UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     August 14, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $79,147(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE
								VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER       VOTING AUTHORITY
Name of Issuer			Title of Class	CUSIP		(x1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS    SOLE SHARED NONE
AES CORP	COM	00130H105	2117	165000	SH	 	SOLE		SOLE
AGCO CORP	COM	001084102	1143	25000	SH	 	SOLE		SOLE
AGRIUM INC	COM	008916108	885	10000	SH	 	SOLE		SOLE
AMEREN CORP	COM	023608102	2744	81800	SH	 	SOLE		SOLE
AMERESCO INC	CL A	02361E108	1642	137611	SH	 	SOLE		SOLE
AMERICAN CAP MTG INVT CORP	COM	02504A104	789	33085	SH	 	SOLE		SOLE
APOLLO RESIDENTIAL MTG INC	COM	03763V102	964	50000	SH	 	SOLE		SOLE
BIG LOTS INC	COM	089302103	612	15000	SH	 	SOLE		SOLE
CABOT OIL & GAS CORP	COM	127097103	2065	52400	SH	 	SOLE		SOLE
CF INDS HLDGS INC	COM	125269100	3022	15600	SH	 	SOLE		SOLE
CISCO SYS INC	COM	17275R102	1288	75000	SH	 	SOLE		SOLE
CONSOLIDATED EDISON INC	COM	209115104	1580	25400	SH	 	SOLE		SOLE
CORNING INC	COM	219350105	517	40000	SH	 	SOLE		SOLE
COVANTA HLDG CORP	COM	22282E102	3128	182400	SH	 	SOLE		SOLE
CROCS INC	COM	227046109	404	25000	SH	 	SOLE		SOLE
CYS INVTS INC	COM	12673A108	826	60000	SH	 	SOLE		SOLE
DOMINION RES INC VA NEW	COM	25746U109	2160	40000	SH	 	SOLE		SOLE
DTE ENERGY CO	COM	233331107	2373	40000	SH	 	SOLE		SOLE
ECA MARCELLUS TR I	COM UNIT	26827L109	230	12500	SH	 	SOLE		SOLE
ENCANA CORP	COM	292505104	2291	110000	SH	 	SOLE		SOLE
EOG RES INC	COM	26875P101	2253	25000	SH	 	SOLE		SOLE
FIRSTENERGY CORP	COM	337932107	984	20000	SH	 	SOLE		SOLE
GENERAL CABLE CORP DEL NEW	COM	369300108	1638	63137	SH	 	SOLE		SOLE
GENERAL ELECTRIC CO	COM	369604103	2397	115000	SH	 	SOLE		SOLE
HAWAIIAN ELEC INDUSTRIES	COM	419870100	1996	70000	SH	 	SOLE		SOLE
HUGOTON RTY TR TEX	UNIT BEN INT	444717102	156	20000	SH	 	SOLE		SOLE
ITC HLDGS CORP	COM	465685105	1378	20000	SH	 	SOLE		SOLE
MAXWELL TECHNOLOGIES INC	COM	577767106	840	128027	SH	 	SOLE		SOLE
MONSANTO CO NEW	COM	61166W101	1242	15000	SH	 	SOLE		SOLE
MOSAIC CO NEW	COM	61945C103	2738	50000	SH	 	SOLE		SOLE
MYR GROUP INC DEL	COM	55405W104	3053	178961	SH	 	SOLE		SOLE
NABORS INDUSTRIES LTD	SHS	G6359F103	1440	100000	SH	 	SOLE		SOLE
NEXTERA ENERGY INC	COM	65339F101	2064	30000	SH	 	SOLE		SOLE
PINNACLE WEST CAP CORP	COM	723484101	3406	65823	SH	 	SOLE		SOLE
QUANTA SVCS INC	COM	74762E102	5336	221700	SH	 	SOLE		SOLE
QUESTAR CORP	COM	748356102	1177	56406	SH	 	SOLE		SOLE
REGENCY ENERGY PARTNERS L P	COM UNITS L P	75885Y107	1664	70000	SH	 	SOLE		SOLE
ROSE ROCK MIDSTREAM L P	COM U REP LTD	777149105	1440	58500	SH	 	SOLE		SOLE
SCHWEITZER-MAUDUIT INTL INC	COM	808541106	1533	22500	SH	 	SOLE		SOLE
SOLAZYME INC	COM	83415T101	1252	90103	SH	 	SOLE		SOLE
SOUTHWESTERN ENERGY CO	COM	845467109	1756	55000	SH	 	SOLE		SOLE
TITAN MACHY INC	COM	88830R101	1333	43900	SH	 	SOLE		SOLE
TWO HBRS INVT CORP	COM	90187B101	829	80000	SH	 	SOLE		SOLE
VALMONT INDS INC	COM	920253101	1815	15000	SH	 	SOLE		SOLE
WISCONSIN ENERGY CORP	COM	976657106	2374	60000	SH	 	SOLE		SOLE
XCEL ENERGY INC	COM	98389B100	2273	80000	SH	 	SOLE		SOLE